Restructuring and Other Items (Tables)	9 Months Ended
Sep. 30, 2013
Recognized Restructuring and Other Items, Net
Restructuring and other items recognized comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)

Restructuring charges	$-	$-	$9,033	$4,525
Other non-recurring items	-	-	-	1,111
Total	$-	$-	$9,033	$5,636

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognised	8,131	902	9,033
Cash payments	(5,630)	(199)	(5,829)
Foreign exchange movement	(27)	-	(27)
Provision at September 30, 2013	$2,474	$703	$3,177

Prior Period Restructuring Charges
Details of the movement in the 2012 restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)
Provision at December 31, 2012	$360	$426	$786
Cash payments	(197)	(426)	(623)
Provision at September 30, 2013	$163	$-	$163